Expense by Nature (Tables)	12 Months Ended
Dec. 31, 2024
Expenses by nature [abstract]
Summary of Expenses by Nature

	For the year ended December 31,
	2022	2023	2024
	RMB’000	RMB’000	RMB’000
	(Restated)	(Restated)
Employee benefit expenses (Note 10.1)	14,673,394	11,316,549	7,700,664
Loan origination and servicing expenses	4,480,827	3,218,379	2,324,484
Outsourcing service expenses	1,446,358	1,099,267	932,223
Depreciation of right-of-use assets (Note 26)	591,201	427,358	283,645
Taxes and surcharges	573,261	325,539	208,258
Depreciation of property and equipment (Note 24)	181,601	185,222	104,439
Audit fees	43,861	47,521	68,301
Amortization of intangible assets (Note 25)	15,325	11,022	39,766
Others	5,463,419	3,206,198	1,979,948

Total sales and marketing expenses, general and administrative expenses, operation and servicing expenses, technology and analytics expenses	27,469,247	19,837,055	13,641,728

Summary of Sales and Marketing Expenses

	For the year ended December 31,
	2022	2023	2024
	RMB’000	RMB’000	RMB’000
	(Restated)	(Restated)
Sales and marketing expenses
Borrower acquisition expenses	7,865,407	5,030,841	2,745,576
General sales and marketing expenses	6,661,613	4,398,677	2,626,038
Investor acquisition and retention expenses	301,092	24,035	34,757
Referral expenses from platform service	936,570	435,122	—

	15,764,682	9,888,675	5,406,371

Summary of Employee Benefit Expenses

	For the year ended December 31,
	2022	2023	2024
	RMB’000	RMB’000	RMB’000
	(Restated)	(Restated)
Wages, salaries and bonuses	8,816,261	7,089,254	4,848,665
Other social security costs, housing benefits and other employee benefits	4,104,994	3,034,815	2,108,047
Pension costs - defined contribution plans	1,706,977	1,228,684	762,071
Share-based payment	45,162	(36,204)	(18,119)

	14,673,394	11,316,549	7,700,664

Summary of Detailed Information About Highest Paid Individuals
The emoluments payable to the remaining three individuals during the years ended December 31, 2022, 2023 and 2024 are as follows:

	For the year ended December 31,
	2022	2023	2024
	RMB’000	RMB’000	RMB’000
Wages, salaries and bonuses	10,044	9,114	14,070
Other social security costs, housing benefits and other employee benefits	2,819	2,717	1,533
Pension costs - defined contribution plans	149	157	195

	13,012	11,988	15,798

Summary of Detailed Information About Emoluments Bands Of Highest Paid Individuals Explanatory
The emoluments fell within the following bands:

	For the year ended December 31,
	2022	2023	2024
Emolument bands
HKD2,500,001 to HKD3,000,000	—	1	—
HKD3,000,001 to HKD3,500,000	1	—	—
HKD3,500,001 to HKD4,000,000	1	1	—
HKD4,000,001 to HKD4,500,000	1	1	1
HKD4,500,001 to HKD5,000,000	—	—	1
HKD5,000,001 to HKD5,500,000	—	—	—
HKD5,500,001 to HKD6,000,000	—	—	1

	3	3	3